Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	PIONEER POWER SOLUTIONS, INC.
Entity Central Index Key	0001449792
Document Type	POS AM
Document Period End Date	Apr. 11, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company